Average Annual Total Returns - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund	Dec. 30, 2023
Fidelity International Capital Appreciation K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.25%)
Past 5 years	3.54%
Since Inception	5.53%	[1]
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Since Inception	2.92%	[1]

[1]	AFrom May 25, 2017.